FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		$ 325,069
Balance at the end of period		299,869
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		15,212
Balance at the end of period		18,398
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		3,500	[1]	$ 2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	200		1,200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		1,100
Purchases		0		0
Sales		(0)		(0)
Issuances		700		500
Settlements		1,200		(800)
Transfers into Level 3		0		600
Transfers out of Level 3		200		(300)
Foreign currency translation		0		0
Balance at the end of period		2,900	[1]	3,300
Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500		100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	(100)		700
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		700
Purchases		0		0
Sales		(0)		(0)
Issuances		100		0
Settlements		(0)		(300)
Transfers into Level 3		0		300
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		500		800
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		2,300		1,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	400		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		200
Purchases		0		0
Sales		(0)		(0)
Issuances		500		500
Settlements		(1,100)		(400)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		(200)
Foreign currency translation		0		0
Balance at the end of period		1,900		1,400
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500		500
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	(200)		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		300
Purchases		0		0
Sales		(0)		(0)
Issuances		100		100
Settlements		(0)		(100)
Transfers into Level 3		0		300
Transfers out of Level 3		(0)		(100)
Foreign currency translation		0		0
Balance at the end of period		400		900
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100		100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	100		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(100)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		100		100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		11,000	[1]	9,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	300		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		300
Purchases		0		0
Sales		(0)		(0)
Issuances		7,200		3,900
Settlements		(2,900)		(3,500)
Transfers into Level 3		200		400
Transfers out of Level 3		(800)		(1,000)
Foreign currency translation		(200)		0
Balance at the end of period		14,700	[1]	9,700
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		700	[1]	800
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2]	0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		100		600
Settlements		(200)		(300)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		$ 600	[1]	$ 1,100

[1]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).
[2]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).